Money Market Portfolio
Money Market Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to realize maximum current income to the extent consistent with liquidity and stability of capital.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Money Market Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		Money Market Portfolio
Management Fee		0.30%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.02%
Total Annual Portfolio Operating Expenses	[1]	0.32%
[1]	Restated to reflect current expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	33	103	180	406

PRINCIPAL INVESTMENT STRATEGIES
As a money market fund, the Portfolio invests only in high quality, short term, dollar-denominated money market instruments that present minimal credit risks, as determined by management. The Portfolio primarily invests in the following types of securities: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; and repurchase agreements. The Portfolio may invest more than 25% of its total assets in domestic or dollar-denominated foreign bank obligations. The Portfolio’s investments will comply with applicable rules governing the quality, maturity, liquidity and diversification of securities held by money market funds. The Portfolio seeks to maintain a net asset value of $1.00 per share.

The Portfolio attempts to maximize its return by trading to take advantage of changing money market conditions and trends. The Portfolio will also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the Portfolio’s yield depending upon management’s ability to correctly time and execute such transactions.

Because the Portfolio intends to purchase only securities that mature in 397 days or fewer from the date of purchase, the level of purchases will be relatively high. However, as transaction costs on Portfolio investments are generally not substantial, the high level of purchases is not expected to adversely affect the Portfolio’s net asset value or net income.
PRINCIPAL RISKS
The main risks of investing in the Portfolio are identified below.
  Concentration Risk – Because the Portfolio will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Portfolio. These risks generally include interest rate risk, credit risk and risks associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.
  Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security or the counterparty to a repurchase agreement is unwilling or unable to meet its financial obligations.
  Foreign Investing Risk – Investing in securities or obligations of foreign corporations and banks are subject to the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.
  Government Securities Risk – Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.
  Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline. A low interest rate environment poses additional risks to the Portfolio. Low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets or, at times, maintain a stable $1.00 share price.
  Liquidity Risk – Particular investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn. The liquidity requirements applicable to money market funds are designed to help mitigate the potential impact of these risks.
  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
PERFORMANCE
The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with the average returns of a peer group of money market portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 4th – ‘07 1.37% Worst Qtr: 3rd – ‘11 0.01%
Average Annual Total Return (for periods ended December 31, 2012)
Average Annual Total Returns	1 Yr	5 Yrs	10 Yrs
Money Market Portfolio	0.15%	0.82%	1.97%
Money Market Portfolio Lipper® Variable Insurance Products (VIP) Money Market Instrument Funds Average (reflects no deduction for fees, expenses or taxes)	(0.03%)	0.47%	1.58%

For the seven-day period ended March 31, 2013, the Money Market Portfolio’s yield was 0.17%.